INVESTMENT IN ASSOCIATE & CONVERTIBLE NOTE RECEIVABLE, RELATED PARTY (Details Narrative)			3 Months Ended		12 Months Ended
	Feb. 20, 2024 USD ($)	Feb. 20, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 20, 2024 SGD ($)	Mar. 21, 2022
Schedule of Equity Method Investments [Line Items]
Goodwill			$ 323,864	$ 0
Impairment expenses			366,192
Sharing Services Global Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment additions			250,000
Equity method investment			324,521
Equity method unrealized gain loss on investment			74,521
Investment In Associate Related Party [Member]
Schedule of Equity Method Investments [Line Items]
Impairment			296,052	0	155,369	$ 0
Convertible Note Receivable Related Party [Member]
Schedule of Equity Method Investments [Line Items]
Impairment			249,352	$ 0	$ 368,299	$ 0
Ownership interest percentage					100.00%
Convertible Note Receivable Related Party [Member] | Sharing Services Global Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment additions			250,000
Equity method investment			324,521
Equity method unrealized gain loss on investment			$ 74,521
Ketomei Pte. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment additions	$ 312,064	$ 420,000
Ownership interest percentage	38.41%						38.41%	28.00%
Additional ownership interest percentage	55.65%						55.65%
Ketomei [Member] | Convertible Debt [Member]
Schedule of Equity Method Investments [Line Items]
Convertible loan amount	$ 312,064						$ 420,000
Convertible loan amount	$ 312,064						$ 420,000